Joint Operations - Details of Significant Joint Operations (Detail)	12 Months Ended
Dec. 31, 2021
Myanmar A-1/A-3 mine [member]
Disclosure of joint operations [line items]
Category of business	Mine development and gas production
Ownership (%)	51.00%
Location	Myanmar
Offshore Midstream [member]
Disclosure of joint operations [line items]
Category of business	Gas transportation facility
Ownership (%)	51.00%
Location	Myanmar
Greenhills Mine [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Canada
Arctos Anthracite Coal Project [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	50.00%
Location	Canada
Mt. Thorley J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
POSMAC J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
Samcheok Thermal Power Plant EPC Unit One Two Construction Work[Member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	49.00%
Location	Korea
Sinansan Line Double Track Train Private Investment project construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	32.00%
Location	Korea
Panama Metro Line 3 Project construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	20.00%
Location	Panama
2*600 MW Matarbari Ultra Super Critical Coal-Fired Power construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	67.00%
Location	Bangladesh
Yangsan Sasong 2nd Apartment Project (B5,6,7,9 Block) Construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	49.00%
Location	Korea
Yangsan Sasong Apartment Project (C1,B3,B4 Block) Construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	49.00%
Location	Korea
Songdo B5 Block officetel Project Construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	80.00%
Location	Korea
Particle Accelerator Facility Construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	55.00%
Location	Korea
Anyang Jinheung Apartment Construction work [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	45.00%
Location	Korea